Mineral Properties and Interests (Details) - Schedule of mineral properties and interests - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of mineral properties and interests [Abstract]
Kiewit and all other sites	$ 3,700,000	$ 3,700,000
JJS property	250,000	250,000
Total	3,950,000	3,950,000
Less accumulated amortization	(864,436)	(770,560)
Total	3,085,564	3,179,440
Asset retirement obligation assets
Kiewit Site	725,122	718,289
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	784,515	777,682
Less accumulated amortization	(190,427)	(171,254)
Mineral properties after accumulated depletion	594,088	606,428
Total	$ 3,679,652	$ 3,785,868